Annual Total Returns [BarChart] - Columbia Seligman Communications and Information Fund - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2010	15.29%
Annual Return 2011	(4.86%)
Annual Return 2012	7.46%
Annual Return 2013	23.32%
Annual Return 2014	26.09%
Annual Return 2015	9.11%
Annual Return 2016	15.37%
Annual Return 2017	34.06%
Annual Return 2018	(7.77%)
Annual Return 2019	53.93%

[1]	Year to Date return as of June 30, 2020: 5.54%